FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Non-cash financial income	$ 0	$ 1,171	$ 303
Financial expense:
Interest on leases	(592)	(624)	(647)
Loss on disposal of exchangeable notes	0	0	(9,678)
Penalty for early partial settlement of senior secured term loan	0	(905)	(3,450)
Cash interest payable on senior secured term loan	(6,293)	(7,289)	(7,039)
Cash interest payable on convertible note	(300)	(300)	(199)
Cash interest on exchangeable notes	(8)	(8)	(296)
Cash interest payable on PPP loans	(338)	0	0
Non-cash interest on exchangeable notes	0	0	(84)
Non-cash interest on senior secured term loan	(2,355)	(1,131)	(2,772)
Non-cash interest on convertible note	(859)	(796)	(495)
Non-cash financial expense	(1,172)	0	(74)
Unwinding Of Discount On Deferred Contingent Consideration	(53)
Capitalisation of borrowing costs	2,085	0	0
Non-cash Loan Modification Gain	3,567	0	0
Capitalisation of unpaid interest on term loan	(3,247)	0	0
Financial expenses	(9,565)	(11,053)	(24,734)
Net financing expense	$ (9,565)	$ (9,882)	$ (24,431)